INCOME TAXES - Components of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current provision:
Federal	$ 706,686	$ 0
State	195,679	0
Foreign	0	0
Total current tax	902,365	0
Deferred provision:
Federal	469,109	737,376
State	97,061	152,567
Foreign	0	0
Total deferred tax	566,170	889,943
Provision for income taxes	$ 1,468,535	$ 889,943